Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Contract assets and liabilities
	2021	2020
	US$’000	US$’000

Unbilled revenue	74	202
	2021	2020
	US$’000	US$’000

Deferred revenue	1,076	1,063
	December 31,
	2021	2020
	US$’000	US$’000

Contract assets	74	202
Contract liabilities	(1,076)	(1,063)

Net contract liabilities	(1,002)	(861)

Net (liability) / asset position for contracts in process
	2021	2020
	US$’000	US$’000

Costs incurred in contracts in process	169	1,904
Estimated earnings	59	-

Cost and estimated earnings on uncompleted contracts	228	1,904
Less: billings to date	(1,230)	(2,765)

	(1,002)	(861)
	2021	2020
	US$’000	US$’000

Unbilled revenue	74	202
Deferred revenue	(1,076)	(1,063)

	(1,002)	(861)

Disaggregated revenue from contracts
	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing (revenue recognized at point in time)	9,619	9,476	11,877
Engineering (revenue recognized over time)	11,769	3,881	5,522

	21,388	13,357	17,399

ZHEJIANG TIANLAN
Contract assets and liabilities
	2021	2020
	RMB’000	RMB’000

Unbilled revenue	72,310	94,494
	2021	2020
	RMB’000	RMB’000

Deferred revenue	37,481	47,135
	2021	2020
	RMB’000	RMB’000

Contract assets	72,310	94,494
Contract liabilities	(37,481)	(47,135)

Net contract assets	34,829	47,359
	2021	2020
	RMB’000	RMB’000

Gross contract assets	81,198	102,144
Less: allowance for doubtful accounts	(8,888)	(7,650)

	72,310	94,494

Net (liability) / asset position for contracts in process
	2021	2020
	RMB’000	RMB’000

Estimated earnings on uncompleted contracts	503,434	406,064
Less: billings to date	(468,605)	(358,705)

	34,829	47,359